 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 8, 2020

FILE NOS: 811-04262 & 002-96538

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 85
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 87
(Check appropriate box or boxes.)

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 YORKTOWN AVENUE

LYNCHBURG, VA 24501

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: 434-846-1361

DAVID D. BASTEN

2303 YORKTOWN AVENUE

LYNCHBURG, VA 24501

(Name and Address of Agent for Service)

MAGGIE BULL, ESQUIRE

ULTIMUS FUND SOLUTIONS, LLC

225 PICTORIA DRIVE, SUITE 450

CINCINNATI, OH 45246

DAVID C. MAHAFFEY, ESQUIRE

SULLIVAN & WORCESTER LLP

1666 K STREET, NW

WASHINGTON, DC 20006

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(3)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Yorktown Funds

a series of American Pension Investors Trust

Yorktown Funds	Institutional Class
Yorktown Treasury Advanced Total Return fund	AATRX

  PROSPECTUS DATED September 8, 2020

Like all mutual fund shares, the U.S. Securities and Exchange Commission has not approved or disapproved the shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary such as a broker-dealer or bank.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (888) 933-8274 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge.  You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (888) 933-8274.  If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports.  Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

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Table of Contents

Section 1 | Fund Summary

This section provides you with an overview of the Yorktown Treasury Advanced Total Return Fund, including investment objectives, fees and expenses, and historical performance information.

4	Yorktown Treasury Advanced Total Return Fund

Section 2 | Additional Information About Investment Strategies and Related Risks

This section sets forth additional information about the Fund.

7	Investment Objective and Strategies of the Fund
8	Principal Investment Risks
8	Non-Principal Strategies and Risks
8	Portfolio Holdings Disclosure

Section 3 | Who Manages Your Money

This section gives you a detailed discussion of our Investment Adviser and Portfolio Managers

9	The Investment Adviser
9	The Portfolio Managers

Section 4 | How You Can Buy and Sell Shares

This section provides the information you need to move money into or out of your account

9	How to Buy Shares
12	How to Sell Shares

Section 5 | General Information

This section summarizes the Fund’s distribution policies and other general Fund information

13	Dividends, Distributions and Taxes
14	Net Asset Value
15	Fair Value Pricing

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15	Frequent Trading
16	Distribution and Service Plans
17	General Information
18	Cost Basis
18	Privacy Policy

Section 6 | Financial Highlights

This section provides the Fund’s financial performance for the past five years.

Section 7 | For More Information

This section tells you how to obtain additional information relating to the Fund.

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Section 1 | FUND SUMMARIES

Yorktown Treasury Advanced Total Return Fund

Investment Objective  Current income, capital appreciation, while limiting credit risk to achieve a total return net of inflation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy hold, and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Yorktown Treasury Advanced Total Return Fund. More information about these and other discounts is available from your financial professional.

Institutional Class AATRX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None
Maximum Account fee (for accounts under $500)	$25/yr

Institutional Class AATRX
Management Fee	0.40%
Distribution/Service (12b-1 Fees)	0.00%
Other Expenses	0.68%
Total Annual Fund Operating Expenses (before fee waivers and/or expense reimbursements)	1.08%
Fee Waivers and/or Expense Reimbursements (2)	(0.58%)
Total Annual Fund Operating Expenses (3)	0.50%

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class AATRX Shares:	$51	$225

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The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, reduce the Fund’s performance.  This is a new Fund without an operating history, so portfolio turnover information is not yet available.  Expected annual turnover may be well over 100% of the average value of the portfolio on an annual basis.  Transaction frequency varies but once every two to eight months is a reasonable estimate.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing under normal conditions in U.S. Treasury securities (bills, notes, and bonds) and other direct obligations of the U.S. Treasury that are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government.  Dividends paid by the Fund that are attributable to interest on such obligations are generally exempt from state and local income tax.  The Fund may invest in certain zero coupon securities that are U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupon receipts or interest in such U.S. Treasury securities or coupons.  The Fund may purchase U.S. Treasury STRIPS (“Separate Trading of Registered Interest and Principal of Securities”) that are created when coupon payments and the principal payment are stripped from outstanding Treasury bond by a Federal Reserve bank.

The Fund will implement its principal investment strategy by investing 80%+ of its assets in interest-only and principal-only U.S. Treasury securities.  The fund’s dollar-weighted average maturity will vary and be managed in a manner to take advantage of market conditions. The Fund will not change this investment policy unless it gives shareholders at least 60 days’ advance written notice.

Principal Investment Risks

The Fund’s main risks are listed below in alphabetical order, not in order of importance.

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Debt Security Risk.  The value of the debt securities held by the Fund are affected by rising and declining interest rates.  In general, debt securities with longer-term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms.  A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Income Risk.  There is a chance that the Fund’s income will decline because of falling interest rates.  Interest risk is generally high for short-term bond funds, so investors should expect the Fund’s monthly income to fluctuate.

Interest Rate Risk. There is a risk that bond prices will decline due to rising interest rates.  Interest rate risk is expected to be low because the Fund invests primarily in short-term bonds whose prices are less sensitive to interest rate changes than are the prices of longer-term bonds.

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Manager Risk.  There is a risk that poor security section will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

New Fund Risk.  The Fund is new and has limited performance history for investors to review.

Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Treasury STRIPS Risk.  Treasury STRIPS are fixed income securities that are sold at a significant discount to face value and offer no interest payments because they mature at par.  These securities are more sensitive to changes in interest rates than coupon-bearing securities with the same maturity date.  We expect the Fund will be required to distribute income dividends to shareholders, however, because Treasury STRIPS do not pay interest and are purchased at an “original issue discount,” the Fund does not receive cash interest payments on the STRIPS in which it invests. As a result, the Fund may need to liquidate assets, at potentially inopportune times, to satisfy its income dividend distribution requirements.

Zero-Coupon U.S. Treasury Bond Risk.  Zero-coupon U.S. Treasury bonds often rise dramatically in price when stock prices fall. Zero-Coupon U.S. Treasury bonds can move up significantly  when the Fed cuts rates aggressively and can easily fall significantly if the Fed raises interest rates.  Because of their sensitivity to interest rates, Zero-Coupon U.S. Treasury bonds have incredibly high Interest Rate Risk.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns, and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information will be available on the Fund’s website at www.yorktownfunds.com or by calling shareholder services at (888) 933-8274.

Management

Investment Adviser – Yorktown Management & Research Company, Inc.

Portfolio Managers – Mr. David D. Basten, Mr. David M. Basten, Mrs. Brentz East, Mr. John P. Tener, and Mr. Barry D. Weiss have served as the portfolio managers to the Fund since commencement of the Fund’s operations.

There are no material conflicts between management of the Fund’s investments and the investments of other accounts managed by the Portfolio Managers.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial investment in the Fund is $100,000 and the minimum for additional investments is $100,000. There are no minimums for purchases or exchanges through employer-sponsored retirement plans. The Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

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Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Section 2 | ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objectives and Strategies of the Fund

Yorktown Treasury Advanced Total Return Fund (the “Advanced Total Return Fund”)

Investment Objective: Current income, capital appreciation while limiting credit risk to achieve a total return net of inflation.

Principal Investment Strategies:

The Fund continuously monitors political, economic, and monetary factors, such as  interest  rate  outlooks, trends  and  technical factors, such as the shape of the yield curve,  in combination  with the stated objective of a Fund to determine an appropriate  maturity profile for the Fund’s investment portfolio.  The Adviser then principally reacts to events as they occur for securities that satisfy the maturity profile of a Fund and provide the greatest potential return relative to the  price volatility of the U.S. Treasury security market.

The Adviser may sell a debt security if:

●	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;

●	The security subsequently fails to meet the Adviser’s investment criteria;

●	A more attractive security is found or funds are needed for another purpose; or

●	The Adviser believes that the security has reached its appreciation potential.

The fund’s investments can include temporary defensive positions in cash and cash equivalents.

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Principal Investment Risks

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance.

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in a Fund will go up and down with the prices of the securities in which the Fund invests. There is no assurance that the Fund will meet its investment objective. For more information relating to the risks of investing in the Fund, please see the Trust’s Statement of Additional Information (“SAI”).

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Security Risk. The values of debt securities held by the Fund are affected by rising and declining interest rates. In general, debt securities with longer-term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Income Risk. There is a chance that the Fund’s income will decline because of falling interest rates.  Interest risk is generally high for short-term bond funds, so investors should expect the Fund’s monthly income to fluctuate.

Interest Rate Risk. There is a risk that bond prices will decline due to rising interest rates. Interest rate risk is expected to be low because the Fund invests primarily in short-term bonds whose prices are less sensitive to interest rate changes than are the prices of longer-term bonds.

Manager Risk.  There is a risk that poor security section will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

New Fund Risk.  The Fund is new and has limited performance history for investors to review.

Non-Principal Strategies and Risks

Investments in Other Investment Companies. The Fund may invest in shares of the same underlying fund as other Yorktown Funds. However, the Funds collectively and their affiliates together are generally restricted as to the percentage of an Underlying Fund’s total outstanding voting shares they may own, unless the Underlying Fund has received an exemption from the U.S. Securities and Exchange Commission (the “SEC”) permitting, under certain conditions, investment companies such as the Funds and their affiliates to acquire an Underlying Fund’s voting shares in excess of such restrictions. The Trust has received an exemptive order from the SEC allowing each of its Funds to invest in Underlying Funds in excess of these limitations, subject to certain conditions and restrictions. Accordingly, to the extent that a Fund invests in Underlying Funds in excess of those limitations, the investment risk to the Fund of such investments will increase.

Portfolio Holdings Disclosure

A description of the policies and procedures employed by the Fund with respect to the disclosure of Fund portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

Section 3 | WHO MANAGES YOUR MONEY

This section gives you a detailed discussion of our Investment Adviser and Portfolio Managers.

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The Investment Adviser

Yorktown Management & Research Company, Inc., located at 2303 Yorktown Avenue, Lynchburg, Virginia 24501, serves as each Fund’s investment adviser. Services provided by the Adviser include the provision of a continuous investment program for each Fund and supervision of all matters relating to the operation of each Fund. Among other things, the Adviser is responsible for making investment decisions and placing orders to buy, sell or hold particular securities, furnishing corporate officers and clerical staff and providing office space, office equipment and office services.

The Adviser has served as the investment adviser to the Fund since its inception. The Adviser was organized in 1984 and is controlled by David D. Basten. The Portfolio Managers of the Fund are responsible for the day-to-day management of each Fund’s portfolio.

For its services, the Adviser receives a monthly fee from the Fund, calculated at an annual rate of the average daily net assets for the Fund. For the most recent fiscal year, the Fund paid the following fees to the Adviser as a percentage of average daily net assets:

Fund	Fee
Treasury Advanced Total Return Fund	0.40%

The Portfolio Managers

Mr. David D. Basten, Mr. David M. Basten, Mrs. Brentz East, Mr. John P. Tener, and Mr. Barry D. Weiss have served as the portfolio managers to the Fund since commencement of the Fund’s operations.

Section 4| HOW YOU CAN BUY AND SELL SHARES

This section provides the information you need to move money into or out of your account.

How to Buy Shares

You may obtain an application form  to purchase the Fund by contacting the shareholder services department (“Shareholder Services”) of Ultimus Asset Services, LLC (the “Transfer Agent”), the Fund’s transfer agent, at the address or telephone number shown below.

Regular Mail:

Yorktown Funds

c/o Ultimus Asset Services, LLC

P.O. Box 46707

Cincinnati, OH 45246-0707

Overnight Mail:

Yorktown Funds

c/o Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Phone:

(888) 933-8274

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Shares are sold at their offering price, which is based upon the net asset value per share next computed after receipt and acceptance of the order by Shareholder Services, plus any applicable sales charge.

The minimum initial investment in the Fund is $100,000, and the minimum for additional investments is $100,000.

An exception to the minimum is granted for investments made pursuant to special plans or if approved by the Distributor. The Adviser may also approve waivers of the minimum purchase amount if, in its opinion, to do so would be in the best interests of a Fund’s shareholders. If you purchase Shares of the Fund from certain broker-dealers, banks or other authorized third parties, Shareholder Services will be deemed to have received your purchase order when that third party has received your order. The Trust and the Distributor reserve the right to reject any purchase order and to discontinue offering Shares of the Fund for purchase.

Additional Investments. You may purchase additional Shares of the Fund at any time by mail, wire, or automatic investment. Each additional mail purchase request must contain:

■	your name;

■	the name on your account(s);

■	your account number(s);

■	the name of the Fund; and

■	a check made payable to the Fund

Checks should be sent to the Fund at the address listed under the heading “How to Invest” (above) in this prospectus. To send a bank wire, call Shareholder Services at (888) 933-8274 to obtain instructions.

Automatic Investment Plan. You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Customer Identification and Verification. In compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. This information will be verified to ensure the identity of all persons opening a mutual fund account. The Trust is required by law to reject your new account application if the required identifying information is not provided. Please contact Shareholder Services at (888) 933-8274 if you need additional assistance when completing your account application.

In certain instances, the Trust is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Trust, your application will be rejected. Upon receipt of your application in proper form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.), or upon receipt of all identifying information required on the application, your investment will be received and your order will be processed at the next-determined NAV. However, the Trust reserves the right to close your account at the next-determined NAV if they are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Trust. If the Trust is unable to verify your identity, the Trust reserves the right to liquidate your account at the next-determined NAV and remit proceeds to you via check. The Trust reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

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Anti-Money Laundering Program. Customer identification and verification is part of the Trust’s overall obligation to deter money laundering under federal law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Trust from being used for money laundering or the financing of terrorist activities. In this regard, if the Trust is unable to verify your identity, as required by anti-money laundering laws, we may refuse to open your account or may delay opening your account pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account without further notice and return to you the value of your shares at the next calculated net asset value. The Trust has appointed an officer of Unified Financial Securities, Inc., the Trust’s principal underwriter, to serve as AML Officer and to oversee the implementation of the Trust’s Anti-Money Laundering Compliance Program.

Investing by Wire. Once you have completed an application and the Transfer Agent has verified certain information on your account application form, you may purchase Class A Shares of a Fund by requesting your bank to wire funds directly to the Transfer Agent. To invest by wire please call Shareholder Services at (888) 933-8274 for instructions. Your bank may charge you a fee for this service. Be sure to include your name and account number in the wire instructions that you provide your bank. Once your account is opened, you may make additional investments using the wire procedure described above.

Investing by Mail. For initial purchases, the account application should be completed, signed and mailed to the Transfer Agent, together with your check payable to the applicable Fund. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and tax identification number(s).

Right of Refusal. The Trust may reject or cancel any purchase orders, including exchanges, for any reason.

Other Purchase Information. The Fund may limit the amount of purchase and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks, bank official checks, and bank money orders may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s Transfer Agent.

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How to Sell Shares

You may sell your Shares in three different ways:

■	by mailing a written redemption request for a check or wire representing the redemption proceeds to Shareholder Services;

■	by making a telephone request for redemption by check (provided that the amount to be redeemed is not more than $50,000 and the check is being sent to the record address for the account, which has not changed in the prior three months); or

■	by making a telephone request for redemption proceeds to be wired to a predesignated bank.

Redemptions by Mail. A written request for redemption must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and mailing or wiring instructions. Upon timely receipt by Shareholder Services of a redemption request in “good order,” as described below, the shares will be redeemed at the net asset value per share computed at the close of regular trading on the NYSE on that day. Redemption requests received after the close of regular trading will be executed at the net asset value per share next computed. The signature(s) on all redemptions of $50,000 or more or redemptions requesting that the proceeds check be made payable to someone other than the registered owner(s) or sent to an address other than the record address (or sent to the record address if that address has been changed in the previous three months) must be guaranteed by a member of the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) or the New York Stock Exchange, Inc.’s Medallion Signature Program (MSP). Signature guarantees from a notary public are not acceptable. Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the stockholder of record making the redemption request.

Telephone Redemptions. To redeem shares by telephone, call Shareholder Services directly at (888) 933-8274. Telephone redemptions are not available for retirement plans other than individual retirement accounts. When a redemption request is made by telephone, a shareholder may choose to receive redemption proceeds either by having a check payable to the shareholder mailed to the address of record on the account, provided the address has not changed during the past three months and the redemption amount does not exceed $50,000, or by having a wire sent to a previously designated bank account.

Telephone redemptions by check are available to all shareholders of the Fund automatically unless this option is declined in the application or in writing. Shareholders may select the telephone redemption wire service when filling out the initial application or may select it later by completing the appropriate form that is available from Shareholder Services.

A telephone redemption request must be received by Shareholder Services prior to the close of regular trading on the NYSE. If a telephone request is made after the close of regular trading on the NYSE or on a day when the NYSE is not open for business, the Fund cannot accept the request and a new request will be necessary. Shareholders may avoid the possibility of having to re-submit a redemption request by using any other regular means of request described in this prospectus.

Wire Redemptions. Wire redemptions by telephone may be made only if the bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the Federal Reserve System. If a shareholder decides to change the bank account to which proceeds are to be wired, the change must be effected by filling out and submitting in advance the appropriate form that is available from Shareholder Services.

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Other Information. Proceeds resulting from a redemption request normally will be mailed to you or wired to your bank the next business day after receipt of a request in “good order,” as defined under “Exchange Privileges,” below. The Fund, however, may delay sending redemption proceeds for up to seven days. If Fund shares were purchased by check and are redeemed within 15 days of such purchase, you may experience additional delays in receiving redemption proceeds. The Fund generally will postpone sending redemption proceeds from an investment made by check until the Trust can verify that the check has been or will be collected. There will be no such delay for redemptions following investments paid for by federal funds wire or by bank cashier’s check or certified check. If checks representing redemption proceeds are returned “undeliverable” or remain uncashed for six months, such checks shall be canceled and such proceeds shall be reinvested in the Fund at the NAV per share determined as of the date of cancellation of such checks. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the stockholder of record making the redemption request. If there is a question concerning the redemption of Fund shares, contact Shareholder Services.

The Fund may not suspend the right of redemption, or postpone payment for more than seven days, except when the NYSE is closed other than weekends or holidays, when trading on the NYSE is restricted (as determined by the SEC), during an emergency (as determined by the SEC) that makes it impracticable for a Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

Section 5 | GENERAL INFORMATION

This section summarizes the Fund’s distribution policies and other general Fund information.

Dividends, Distributions and Taxes

Dividends and Other Distributions. The Fund declares and pays dividends from its net investment income  and distributes any net capital gains realized from the sale of its portfolio securities  at least annually. Unless Shareholder Services receives written instructions to the contrary from a shareholder before the record date for a distribution, the shareholder will receive that distribution in additional Fund shares of the distributing class at their NAV on the reinvestment date.

Taxation of Shareholders. Dividends and other distributions by the Fund to its shareholders, other than tax-exempt entities (including individual retirement accounts and qualified retirement plans), are taxable to them regardless of whether the distributions are received in cash or reinvested in additional Fund shares. Dividends from the Fund’s investment company taxable income (generally consisting of net investment income, plus the excess of net short-term capital gain over net long-term capital loss) generally are taxable as ordinary income (except as mentioned below), whereas distributions of the Fund’s net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of how long the shareholder held its shares.

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Distributions to you of the Fund’s net capital gain, including gain it realizes on the redemption of any Underlying Fund’s shares it held for more than one year and distributions from any Underlying Fund of the latter’s net capital gain, also are subject to a 20% maximum federal income tax rate for individual shareholders.

The portion of the dividends the Fund pays that are attributable to interest earned on its investments that are direct U.S. Government obligations generally are not subject to state and local income taxes. The Fund advises its shareholders of the tax status of distributions following the end of each calendar year.

A redemption of Fund shares will result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis in the redeemed shares. An exchange of the Fund’s shares for shares of another Fund will have similar tax consequences. Capital gain recognized on a redemption or exchange of Fund shares held for more than one year will be long-term capital gain and will be subject to federal income tax, for an individual shareholder, at the maximum 20% rate mentioned above.

The foregoing only summarizes some of the important federal income tax considerations generally affecting the Fund and its shareholders; see the SAI for a further discussion. Because other federal, state, or local tax considerations may apply, investors are urged to consult their tax advisors.

Net Asset Value

The offering price of the Fund’s Shares is based upon the Fund’s net asset value (“NAV”) per share, plus any applicable sales charges. NAV per share is determined as of the close of trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open. The NAV per share is computed by adding the total value of a Fund’s investments and other assets (including dividends accrued but not yet collected), subtracting any liabilities (including accrued expenses), and then dividing by the total number of the shares outstanding.

U.S. Treasury securities and corporate bonds are priced at an evaluated mean of the last bid and asked prices available prior to valuation. Other securities traded in the OTC market are valued at the last bid price available prior to valuation.

Other Fund assets are valued at current market value or, where unavailable or unreliable, at fair value as determined in good faith by or under the direction of the Board. Debt securities having 60 days or less remaining to maturity generally are valued at their amortized cost.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV of Fund shares is determined, may be reflected in the Trust’s calculations of net asset values for the Fund when the Trust deems that the event or circumstance would materially affect the Fund’s net asset value. Such events or circumstances may be company specific, such as an earnings report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that the fair value may differ materially from the value realized on a sale. This policy is intended to assure that each Fund’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Fund’s securities can serve to reduce arbitrage opportunities available to traders seeking to take advantage of information available to them that is not the basis of Trust valuation actions, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by those traders.

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If a security or securities that a Fund owns are traded after the NYSE is closed (for example, on an after-hours market) the value of the Fund’s assets may be affected on days when the Fund is not open for business. In addition, trading in some of a Fund’s assets may not occur on days when the Fund is open for business.

Fair Value Pricing

The Board has delegated to the Advisor responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Fund has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

When a security is fair value priced, it means that the Advisor is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available. Accordingly, there is always the possibility that the Advisor’s calculations concerning security value could be wrong, and as a result, the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

Frequent Trading

The Fund is intended to be used as a long-term investment. The Trust discourages frequent purchases, redemptions or exchanges of Fund shares and does not accommodate such trading. “Market-timers” who engage in frequent purchases, redemptions or exchanges over a short period of time can disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders of the Fund. The Board has adopted policies and procedures to detect and prevent frequent purchases, redemptions or exchanges of Fund shares by shareholders, and seeks to apply these policies and procedures to all shareholders. Although such policies and procedures may not be successful in detecting or preventing excessive short-term trading in all circumstances, the Trust’s policies and procedures provide that the Fund may temporarily suspend or terminate purchase, redemption or exchange transactions by any investors, potential investors, groups of investors or shareholders who engage in short-term trading activity that may be disruptive to the Trust or the Fund. It may be difficult to identify whether particular orders placed through banks, broker-dealers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise disruptive to the Fund when such trading activity takes place at the level of omnibus accounts established in the Trust’s name by such financial intermediaries. Accordingly, the Trust’s policies and procedures seek to consider all trades placed in a combined order through an omnibus account by a financial intermediary as part of a group to determine whether such trades may be rejected in whole or in part.

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Distribution and Service Plans

The Adviser or Distributor, out of its own resources and without additional cost to the Fund or their shareholders, may provide additional cash payments or non-cash payments to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to the service fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Adviser or Distributor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of shares sold.

Payments to Financial Intermediaries

From time to time, the Adviser and/or its affiliates, at their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with making shares of the Fund available to their customers or registered representatives, including costs for providing the Fund with “shelf space” and/or placing the Fund on a preferred or recommended fund list. For purposes of this discussion, “Financial Intermediaries” include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a similar arrangement with the Fund and/or its affiliates. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Adviser’s and/or its affiliates’ own legitimate profits or other resources, and are not paid by the Fund. These arrangements may apply to any or all shares, including shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to Financial Intermediaries. For more information please see “Payments to Financial Intermediaries” in the Fund’s SAI.

The level of payments to individual Financial Intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the assets of the Fund that are attributable to investments by customers of the Financial Intermediary or the quality of the Financial Intermediary’s relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the Financial Intermediaries from other mutual funds and may influence a Financial Intermediary to recommend or offer certain funds or share classes over other investment alternatives. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the net asset value or price of the Fund’s shares.

The Adviser and/or its affiliates currently have “revenue sharing” arrangements with several Financial Intermediaries.

Please contact your Financial Intermediary for information about any payments it may receive in connection with the sale of Fund shares, as well as information about any fees and/or commissions it charges.

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General Information

Small Account Fees

Due to the relatively higher cost of maintaining small accounts, the Fund may deduct $25 per year from your account if your account has a value of less than $500 or may redeem the shares in your account if your account has a value of less than $25. If a Fund elects to redeem such shares, it will notify you of its intention to do so, and provide you with the opportunity to increase the amount invested to $500 or more within 30 days of notice. If you bring your account balance up to the required minimum no account fee or involuntary redemption will occur. The Fund will not close your account if it falls below the required minimum solely because of a market decline. The Fund reserves the right to waive this fee or redemption requirement.

The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that a Fund send these documents to each shareholder individually by calling Shareholder Services at (888) 933-8274.

Systematic Investment Plan

You may purchase Fund shares through a Systematic Investment Plan. Under the Plan, your bank checking account will automatically be debited monthly or quarterly in an amount equal to at least $100 (subject to the minimum initial investment of $100,000). You may elect to participate in the Systematic Investment Plan when filling out the initial application or may elect to participate later by completing the appropriate form that is available from Shareholder Services.

Systematic Withdrawal Plan

If you have made an initial investment of at least $10,000 in any of the Funds, or have otherwise accumulated shares valued at no less than $10,000, you are eligible to sell shares through a Systematic Withdrawal Plan. If so eligible, you may arrange for fixed withdrawal payments (minimum payment — $100; maximum payment —1% per month or 3% per quarter of the total net asset value of Fund shares in the shareholder account at inception of the Systematic Withdrawal Plan) at regular monthly or quarterly intervals. Withdrawal payments will be made to you or to the beneficiaries designated by you. You are not eligible to sell shares through a Systematic Withdrawal Plan if you are making regular purchase payments pursuant to the Systematic Investment Plan. You may elect to participate in the Systematic Withdrawal Plan when filling out the initial application or may elect to participate later by completing the appropriate form that is available from Shareholder Services.

Exchange Privileges

You may exchange Shares of the Fund for the identical Class Shares of any other Fund in the Trust. The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the fund into which you are making the exchange.

You may also exchange your Fund shares into the Federated Prime Cash Obligations Fund , which is an unaffiliated, separately managed, money market mutual fund. There is no sales charge for the exchange. This exchange privilege is offered as a convenience to you. For an exchange into the Federated Prime Cash Obligations Fund, you must first receive that Fund’s prospectus. The exchange privilege must also be selected on your account application form.

You may place exchange orders in writing with Shareholder Services, or by telephone, if a written authorization for telephone exchanges is on file with Shareholder Services. All permitted exchanges will be effected based on the NAV per share of each Fund that is next computed after receipt by Shareholder Services of the exchange request in “good order.” An exchange request is considered in “good order” only if the dollar amount or number of shares to be purchased is indicated and the written request is signed by the registered owner and by any co-owner of the account in exactly the same name or names used in establishing the account. Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the stockholder of record making the exchange request.

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The exchange privilege may be modified or terminated at any time upon 60 days’ written notice to shareholders. Before making any exchange, you should contact Shareholder Services or your broker to obtain more information about exchanges. For tax purposes, an exchange is treated as a redemption of one Fund’s shares and a subsequent purchase of the other Fund’s shares. Any capital gain or loss on the exchanged shares should be reported for income tax purposes. The price of the acquired shares will be their cost basis for those purposes.

The Board of the Trust has approved a Code of Ethics (the “Code”) for the Fund and Advisor. The Fund’s Distributor has also adopted a Code of Ethics which governs its activities as a Distributor. These Codes govern the personal activities of persons who may have knowledge of the investment activities of the Fund, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Board is responsible for overseeing the implementation of the Codes. The Fund has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics are available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov).

Cost Basis

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Trust has chosen the average cost method as its standing (default) cost basis method for all shareholders. Under this method, the Fund will average the cost of all shares held by a shareholder for tax reporting purposes. Each shareholder has the option to elect a different cost basis method by notifying the Fund in writing. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

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Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

■	Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

■	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Section 6 | FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years (or inception date, as applicable). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report which is available upon request.

Financial Highlights

Financial highlights are not available as the Fund has not yet commenced operations as of the date of the prospectus.

Appendix A

Intermediary-Defined Sales Charge Waiver Policies

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Yorktown Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Yorktown Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Yorktown Fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

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Section 7 | FOR MORE INFORMATION

Shareholders may direct general inquiries to the Trust at the address or telephone number listed below. Inquiries regarding shareholder account information should be directed to Shareholder Services at the address or telephone number listed below.

TRUST

Yorktown Funds

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

SHAREHOLDER SERVICES

Yorktown Funds

c/o Ultimus Asset Services, LLC

P.O. Box 46707

Cincinnati, OH 45246-0707

(888) 933-8274

For Overnight Deliveries :

Yorktown Funds

c/o Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

You can obtain more information about the Fund in:

*	the SAI dated DATE, 2020, which contains detailed information about the Fund, particularly their investment policies and practices. You may not be aware of important information about the Fund unless you read both this prospectus and the SAI. The current SAI is on file with the SEC and is incorporated into this prospectus by reference (that is, the SAI is legally part of this prospectus).

*	the Annual and Semi-Annual Reports to Shareholders, which detail the Fund’s actual investments and include financial statements as of the close of the particular annual or semi-annual period. Each annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the year covered by the report.

To request a copy of the current SAI or copies of the Fund’s most recent Annual and Semi-annual Report, when issued, without charge, or for other inquiries, please contact us:

By Mail:	Yorktown Funds c/o Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

By Telephone:	(800) 544-6060

By Internet:	www.yorktownfunds.com

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Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

The Trust’s SEC 1940 Act file number is: 811-04262

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PRIVACY NOTICE

FACTS	WHAT DOES AMERICAN PENSION INVESTORS TRUST (“YORKTOWN FUNDS”) DO WITH YOUR PERSONAL INFORMATION?
WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.
WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include your:

●    Social Security Number

●    Assets

●    Retirement Assets

●    Transaction History

●    Checking Account History

●    Purchase History

●    Account Balances

●    Account Transactions

●    Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Yorktown Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does Yorktown Funds share?	Can you limit this sharing?
For our everyday business purposes - Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes - to offer our products and services to you.	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes - information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 888-933-8274

Who we are

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Who is providing this Notice?	Yorktown Funds Yorktown Management & Research Company, Inc.
What we do
How does Yorktown Funds protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse or your nonpublic personal information.

How does Yorktown Funds collect your personal information?

We collect your personal information, for example, when you

●    Open an account

●    Provide account information

●    Give us your contact information

●    Make deposits or withdrawals from your account

●    Make a wire transfer

●    Tell us where to send the money

●    Tell us who receives the money

●    Show your government-issued ID

●    Show your drivers’ license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    Sharing for affiliates’ everyday business purposes-information about your creditworthiness.

●    Affiliates from using your information to market to you.

●    Sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Yorktown Management & Research, Inc., is an affiliate of Yorktown Funds.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Yorktown Funds does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ● Yorktown Funds does not jointly market.

Not part of the prospectus

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THE YORKTOWN FUNDS

a series of American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(434) 846-1361

(800) 544-6060

STATEMENT OF ADDITIONAL INFORMATION

September 8, 2020

This Statement of Additional Information (“SAI”) sets forth information regarding Institutional Class Shares of the Yorktown Treasury Advanced Total Return Fund (the “Fund”), a of Yorktown Funds (the “Trust”):

This SAI is not a prospectus. It should be read in conjunction with the current Institutional Class Shares prospectus of the Fund, dated September 8, 2020, as supplemented or revised from time to time. Yorktown Management & Research Company, Inc. (the “Adviser”) is the investment adviser and administrator of each Fund and Unified Financial Securities, Inc. (the “Distributor”) is the distributor of each Fund. This SAI and the prospectuses to which it relates apply to Institutional Shares of the Fund.

This SAI is incorporated by reference into the Fund’s Institutional Class prospectus. In other words, this SAI is legally part of each of the Fund’s Institutional Class prospectus. Although this SAI is not a prospectus, it contains information in addition to that set forth in each prospectus. It is intended to provide additional information regarding the activities and operations of the Fund.

You may obtain, without charge, the current prospectuses, SAI, annual report, and semi-annual report of the Fund, when available, by contacting the Trust at:

Yorktown Funds

2303 Yorktown Avenue

Lynchburg, VA 24501

(800) 544-6060

TABLE OF CONTENTS

General	1
Fundamental Investment Restrictions	1
Non-Fundamental Investment Restrictions	2
Investment Policies and Risks	2
Management of the Trust	4
Investment Adviser and Advisory Agreement	11
Additional Information About Portfolio Managers	12
Other Service Providers	13
Distribution of Fund Shares	14
Payments to Financial Intermediaries	14
Portfolio Transactions	15
Capital Stock and Dividends	16
Pricing and Additional Purchase and Exchange Information	17
Taxation	18
Other Information	21
Financial Statements	21
Appendix A: Description of Commercial Paper and Bond Ratings	21
Appendix B: Hedging Strategies	24
Appendix C: Proxy Voting	30

GENERAL

The Trust was organized as a Massachusetts business trust in January 1985 under the name American Pension Investors Trust, and it is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The Fund is a separate investment portfolio, or series, of the Trust. Each Fund currently offers one class of shares, the Institutional Class.

Institutional Class Shares have no sales charges, no deferred sales charges and no distribution (i.e., 12b-1) fees. However, Institutional Class Shares are offered only through investment advisers and consultants, other select investment professionals, and directly through the Distributor. The minimum initial investment in the Institutional Class Shares is $100,000. Subsequent investments must be at least $100,000. The Distributor may grant exceptions to the minimums.

The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value of separate series and separate classes. Shares of the Fund, when issued, are fully paid, non-assessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidation rights and non-cumulative voting rights. Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects the interest of shareholders of a particular series or class.

The investment objective of the Fund may not be changed without the affirmative vote of a majority of the Fund’s “outstanding voting securities,” as defined in the 1940 Act. Certain other investment restrictions that apply to the Fund may not be changed without shareholder approval, as indicated below. All other investment policies and restrictions, unless otherwise indicated, may be changed by the Board without shareholder approval. The following information supplements the discussion of each Fund’s investment objective and policies found in the applicable prospectus.

Whenever an investment policy or restriction states a maximum percentage of the Fund’s assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, that percentage shall be determined, or that standard shall be applied, immediately after the Fund’s acquisition of the security or other asset. Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Fund’s net or total assets will not cause the Fund to violate a percentage limitation, except for those relating to borrowing or illiquid securities. Similarly, any later change in quality, such as a rating downgrade or the delisting of a warrant, will not cause the Fund to violate a quality standard.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental and, like the Fund’s investment objectives, may not be changed with respect to a Fund without the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund or (2) 67% or more of the shares of a Fund present at a shareholders’ meeting if more than 50% of the outstanding shares of a Fund are represented at the meeting in person or by proxy.

The Fund will not as a matter of fundamental policy:

1.	Purchase any security if, as a result of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of a single issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to this limitation and provided that this limitation does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. Government securities”) or to securities issued by other open-end investment companies;

2.	Purchase any security if, as a result of such purchase, 25% or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that this limitation does not apply to U.S. government securities;

3.	Purchase or sell real estate;

4.	Purchase or sell commodities or commodity contracts including futures contracts;

5.	Make loans, except when (a) purchasing a portion of an issue of debt securities; (b) engaging in repurchase agreements; or (c) engaging in securities loan transactions limited to one-third of the Fund’s total assets;

6.	Underwrite securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal securities laws; or

7.	Issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment limitations may be changed for any Fund by the vote of the Board and without shareholder approval.

The Fund may not purchase or otherwise acquire the securities of any investment company (except in connection with a merger, consolidation or acquisition of substantially all of the assets or reorganization of another investment company) if, as a result, the Fund and all of its affiliates would own more than 3% of the total outstanding stock of that company, except as provided under “Investments in Other Investment Companies” in the SAI.

In addition, the open-end and closed-end investment companies and unit investment trusts in which the Fund invests (the “underlying funds”) may, but need not, have the same investment objective, policies or limitations as the Fund. Although the Fund may, from time to time, invest in shares of the same underlying fund as other Yorktown Funds, the percentage of each Yorktown Fund’s assets so invested may vary, and the Adviser will determine whether such investments are consistent with the investment objective and policies of each Yorktown Fund.

Except with respect to Fund policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations as soon as reasonably practicable.

INVESTMENT POLICIES AND RISKS

The following supplements the information contained in the prospectuses concerning the Fund’s investment policies and risks.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Fund’s adviser, and/or other services providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Lending of Portfolio Securities. Each Fund may lend a portion of its portfolio securities constituting up to 5% of its net assets to brokers, dealers, banks or other institutional investors, provided that (1) the loan is secured by cash or equivalent collateral equal to at least 100% of the current market value of the loaned securities and maintained with the Fund’s custodian while portfolio securities are on loan and (2) the borrower pays the Fund an amount equivalent to any dividends or interest received on such securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. Although a Fund does not have the right to vote securities on loan, the Fund could terminate the loan and regain the right to vote if the vote was considered important. Any underlying fund also may lend its portfolio securities pursuant to similar conditions in an amount not in excess of one-third of its total assets. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In order to minimize these risks, each Fund will make loans of securities only to firms deemed creditworthy by the Adviser and only when, in the judgment of the Adviser, the consideration that the Fund will receive from the borrower justifies the risk.

Investments in Other Investment Companies. The Fund may invest in shares of the same underlying fund as other Yorktown Funds. However, the Funds collectively and their affiliates together are generally restricted as to the percentage of an Underlying Fund’s total outstanding voting shares they may own, unless the Underlying Fund has received an exemption from the U.S. Securities and Exchange Commission (the “SEC”) permitting, under certain conditions, investment companies such as the Funds and their affiliates to acquire an Underlying Fund’s voting shares in excess of such restrictions. The Trust has received an exemptive order from the SEC allowing each of its Funds to invest in Underlying Funds in excess of these limitations, subject to certain conditions and restrictions. Accordingly, to the extent that a Fund invests in Underlying Funds in excess of those limitations, the investment risk to the Fund of such investments will increase.

The underlying funds in which the Fund may invest include new funds and funds with limited operating history. Underlying funds may, but need not, have the same investment objectives, policies and limitations as the Fund. For example, although the Fund will not borrow money for investment purposes, it may invest all of its assets in underlying funds that borrow money for investment purposes (i.e., engage in the speculative activity of leveraging).

If an underlying fund submits a matter to shareholders for vote, the Fund will either vote the shares (i) in accordance with instructions received from Fund shareholders or (ii) in the same proportion as the vote of all other holders of such securities.

Senior Securities. Each Fund may utilize various investment techniques that may give rise to an obligation of the Fund to make a future payment. The SEC has stated it would not raise senior security concerns with regard to certain such investments, provided a fund maintains segregated assets or an offsetting position in an amount that covers the future payment obligation. Such investment techniques include, among other things, when-issued securities, futures and forward contracts, short options positions and repurchase agreements.

MANAGEMENT OF THE TRUST

Trustees and Officers. The Trust is governed by a Board of Trustees. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The names and ages of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below, as well as information regarding the experience, qualifications, attributes and skills of the Trustees. The address of each Trustee and officer is 2303 Yorktown Avenue, Lynchburg, Virginia 24501. A Trustee who is considered an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with any investment manager or adviser to a Fund, and the principal underwriter, and officers of the Trust, are noted.

INTERESTED TRUSTEES (1)

Name of Trustee:	David D. Basten (2)
Birth Year:	1951
Positions held with Trust and Tenure:	President and Chairman of the Board, Trustee since 1985
Number of Funds in Complex Overseen	7
Principal Occupation(s) for the last Five (5) Years:	President, Director and Portfolio Manager, Yorktown Management & Research Company, Inc.; Vice President, The Travel Center of Virginia, Inc.; Partner, The Rivermont Company (real estate); Partner, Downtown Enterprises (real estate); Managing Partner, WAIMED Enterprises, LLC (real estate and travel services); He is the father of David M. Basten
Other Directorships Held by Trustee:	None
Name of Trustee:	David M. Basten (2)
Birth Year:	1977
Positions held with Trust and Tenure:	Trustee since 2008. Assistant Secretary.
Number of Funds in Complex Overseen	7
Principal Occupation(s) for the last Five (5) Years:	Secretary, Treasurer and Director, Yorktown Management & Research Company, Inc.; He is the son of David D. Basten.
Other Directorships Held by Trustee:	None

INDEPENDENT TRUSTEES

Name of Trustee:	Mark A. Borel
Birth Year:	1952
Positions held with Trust and Tenure:	Trustee since 1985
Number of Funds in Complex Overseen	7
Principal Occupation(s) for the last Five (5) Years:	President, Borel Construction Company, Inc.; President, Borel Properties, Inc. (real estate); Partner, JBO, LLC (real estate); Partner, JAMBO International (commercial real estate); Partner, Jamborita, LLC (commercial real estate); Partner, Neighbors Place Restaurant; Partner, The HAB Company, LC (real estate); Partner, Piedmont Professional Investments, LLC (real estate); Partner, New London Development Company (real estate); Partner, Lake Group, LLC (real estate); Partner, Oakhill Apartments (real estate); Partner, Braxton Park, LLC (real estate); Partner, Bootleggers Lynchburg (restaurant); Partner, Bootleggers Partner, LLC; Manager, Humble, LLC (real estate); Manager, Humble, II, LLC (real estate); Manager, Humble, III, LLC (real estate); Partner, 2302 Bedford Restaurant, LLC dba Small Batch (restaurant); Member, 1007 Commerce Street, LLC dba My Dog Duke’s Diner (restaurant); President, Town Center Association (property owners association); President, Jefferson Square Association (property owners association);

Other Directorships Held by Trustee:	None
Name of Trustee:	Stephen B. Cox
Birth Year:	1948
Positions held with Trust and Tenure:	Trustee since 1995
Number of Funds in Complex Overseen	7
Principal Occupation(s) for the last Five (5) Years:	Retired
Other Directorships Held by Trustee:	None
Name of Trustee:	G. Edgar Dawson III
Birth Year:	1956
Positions held with Trust and Tenure:	Trustee since 1995
Number of Funds in Complex Overseen	7
Principal Occupation(s) for the last Five (5) Years:	Shareholder, President and Director, Petty, Livingston, Dawson, & Richards, P.C. (law firm).
Other Directorships Held by Trustee:	None
Name of Trustee:	Wayne C. Johnson
Birth Year:	1953
Positions held with Trust and Tenure:	Trustee since 1988; Lead Independent Trustee
Number of Funds in Complex Overseen	7
Principal Occupation(s) for the last Five (5) Years:	Retired. Previously Vice President of Operations and Human Resources, C.B. Fleet Company, Inc. (pharmaceuticals).
Other Directorships Held by Trustee:	None

OFFICERS WHO ARE NOT TRUSTEES

Name of Officer:	David D. Jones
Birth Year:	1957
Positions held with Trust and Tenure:	Chief Compliance Officer since February, 2008. Secretary since 2010.
Number of Funds in Complex Overseen	7
Principal Occupation(s) for the last Five (5) Years:	Co-founder and Managing Member, Drake Compliance, LLC (compliance consulting); founder and controlling shareholder, David Jones & Associates (law firm), 1998 to 2015.
Other Directorships Held by Trustee:	None
Name of Officer:	Charles D. Foster
Birth Year:	1960
Positions held with Trust and Tenure:	Treasurer/Chief Financial Officer since 1988
Number of Funds in Complex Overseen	7
Principal Occupation(s) for the last Five (5) Years:	Chief Financial Officer, Yorktown Management & Research Company, Inc.
Other Directorships Held by Trustee:	None
Name of Officer:	M. Dennis Stratton
Birth Year:	1962
Positions held with Trust and Tenure:	Controller since 1989
Number of Funds in Complex Overseen	7
Principal Occupation(s) for the last Five (5) Years:	Controller, Yorktown Management & Research Company, Inc.
Other Directorships Held by Trustee:	None

(1)	Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board.

(2)	Mr. David D. Basten and Mr. David M. Basten are considered to be “interested persons” (as defined in the 1940 Act) of the Trust by virtue of their positions with the Trust’s investment adviser and as officers of the Trust.

Additional Information about the Trustees

The Board of Trustees believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board. The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Adviser, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion. The Board of Trustees has also considered the contributions that each Trustee can make to the Board and the Trust.

As described in the table above, the Independent Trustees have served as such for a considerable period of time which has provided them with knowledge of the business and operation of the Fund and the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: David D. Basten, executive experience with investment advisory, broker dealer firms and other businesses; David M. Basten, executive experience in marketing, sale and distribution of securities; Mark A. Borel, executive experience in real estate development and other domestic and foreign businesses; Stephen B. Cox, executive experience in medical device business and various charitable organizations; G. Edgar Dawson, legal experience as a practicing attorney in a law firm; and Wayne C. Johnson, executive experience in a major pharmaceutical company. References to the experience, qualifications, attributes or skills of the Trustees are pursuant to requirements of the Securities and Exchange Commission and the appointment of Mr. Johnson as Lead Independent Trustee, do not constitute holding out of the Board or any Trustee as having special expertise or experience, and shall not impose any greater responsibility or liability on any such Trustee or on the Board by reason thereof.

Board Structure

The Board of Trustees is responsible for overseeing the management and operations of the Trust and the Fund. The Board consists of four Independent Trustees and two Trustees who are interested persons of the Trust. David D. Basten, who is an interested person of the Trust, serves as Chair of the Board and the Board has appointed Wayne Johnson as the Lead Independent Trustee. As such, Mr. Johnson works with Mr. D. D. Basten to set the agendas for the Board and Committee meetings, chairs meetings of the Independent Trustees, and generally serves as a liaison between the Independent Trustees and the Trust’s management between Board meetings. The Board of Trustees has two standing committees: the Audit Committee and the Nominating Committee. Each of the Audit and Nominating Committees is chaired by an Independent Trustee and composed of all of the Independent Trustees.

The Audit Committee consists of Messrs. Borel, Cox, Dawson and Johnson. The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board as to: the engagement or discharge of the Trust’s independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met two times during the last fiscal year.

The Nominating Committee consists of Messrs. Borel, Cox, Dawson and Johnson, each of who is an independent member of the Board. The primary responsibilities of the Nominating Committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and to communicate with management on those issues. The Nominating Committee does not have a policy on shareholder nominations. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee did not meet during the last fiscal year.

The Board holds four regular meetings each year to consider and act upon matters involving the Trust and the Fund. The Board also may hold special meetings to address matters arising between regular meetings. The Independent Trustees also regularly meet outside the presence of management and are advised by independent legal counsel. These meetings may take place in person or by telephone. Through the Audit Committee, the Independent Trustees consider and address important matters involving the Fund, including those presenting conflicts or potential conflicts of interest for Trust management. The Board of Trustees has determined that its committees help ensure that the Fund has effective and independent governance and oversight. Given the Adviser’s sponsorship of the Trust, that investors have selected the Adviser to provide overall management to the Fund, and Mr. D. D. Basten’s senior leadership role within the Adviser, the Board elected him Chairman. The Board reviews its structure regularly and believes that its leadership structure, including having two thirds of Independent Trustees, coupled with the responsibilities undertaken by Mr. D. D. Basten as Chair and Mr. Johnson as Lead Independent Trustee, is appropriate and in the best interests of the Trust, given its specific characteristics. The Board of Trustees also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

Board Oversight of Risk

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Trust is the Board’s oversight of the risk management of the Trust’s investment programs and business affairs. The Fund are subject to a number of risks, such as investment risk, credit risk, valuation risk, operational risk, and legal, compliance and regulatory risk. The Trust, the Adviser and the other service providers have implemented various processes, procedures and controls to identify risks to the Fund, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur. Different processes, procedures and controls are employed with respect to different types of risks. These systems include those that are embedded in the conduct of the regular operations of the Board and in the regular responsibilities of the officers of the Trust and the other service providers.

The Board of Trustees exercises oversight of the risk management process through the Board itself and through the Audit Committee. In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Fund, the Board of Trustees requires management of the Adviser and the Trust, including the Trust’s Chief Compliance Officer (“CCO”), to report to the Board and the Audit Committee on a variety of matters, including matters relating to risk management, at regular and special meetings. The Board and the Audit Committee receive regular reports from the Trust’s independent public accountants on internal control and financial reporting matters. On at least an annual basis, the Independent Directors meet separately with the Fund’s CCO outside the presence of management, to discuss issues related to compliance. Furthermore, the Board receives a quarterly report from the Fund’s CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers. The Board also receives quarterly reports from the Adviser on the investments and securities trading of the Fund, including their investment performance, as well as reports regarding the valuation of the Fund’s securities. In addition, in its annual review of the Fund’s advisory agreements, the Board reviews information provided by the Adviser relating to its operational capabilities, financial condition and resources. The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing the number of funds in the Trust and the effectiveness of its committee structure.

The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes, procedures and controls to eliminate or mitigate every occurrence or effect. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

The following table shows the amount of equity securities in the Fund and the Yorktown Funds collectively owned by the Trustees and/or Portfolio Managers as of December 31, 2019:

Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in the Yorktown Funds
INTERESTED TRUSTEES:
David D. Basten	None	Over $100,000
David M. Basten	None	Over $100,000
INDEPENDENT TRUSTEES:
Mark A. Borel	None	$10,001-$50,000
Stephen B. Cox	None	None
G. Edgar Dawson III	None	$10,001-$50,000
Wayne C. Johnson	None	$10,001-$50,000
PORTFOLIO MANAGERS:
Brentz East	None	$50,001-$100,000
John P. Tener	None	None
Barry D. Weiss	None	None

The Trustees and Officers of the Trust, as a group did not own any shares of the Fund as of December 31, 2019, as the Fund was not operational at that time.

Because the Adviser and other outside parties perform substantially all of the services necessary for the operation of the Trust and the Fund, the Trust requires no employees. No officer, Trustee or employee of the Adviser currently receives any compensation from the Trust for acting as a Trustee or officer.

The Trust currently pays each Trustee who is not an “interested person” of the Trust $10,000 for his attendance at each meeting of the Board. During the fiscal year ended January 31, 2020, the Trust paid each Trustee who is not an “interested person” of the Trust $5,000 for his attendance at each meeting of the Board. There are no pension or retirement benefits accrued as part of the Trust’s expenses and there are no estimated annual benefits to be paid upon retirement. The following table shows the fees paid to the Trustees during the fiscal year ended January 31, 2020, for their services to the Trust:

Trustee	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors
Mark A. Borel	$20,000	None	None	$20,000
Stephen B. Cox	$20,000	None	None	$20,000
G. Edgar Dawson III	$20,000	None	None	$20,000
Wayne C. Johnson	$20,000	None	None	$20,000

Policies Concerning Personal Investment Activities. The Trust, the Adviser and the Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permits investment personnel, subject to their particular Code of Ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts. The Codes of Ethics are on file with, and can be reviewed and copied at, the SEC Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

Portfolio Holdings Disclosure. The Trust has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. The policies and procedures are intended to prevent unauthorized disclosure of Fund portfolio holdings information and have been approved by the Board. The policies permit disclosure of non-public portfolio holdings information to selected parties only when such party has a legitimate business purpose and a duty of confidentiality by agreement or by law. The Trust and/or the Adviser will seek to monitor a recipient’s use of non-public portfolio holdings information provided under these agreements and, when appropriate, use their best efforts to enforce the terms of such agreements. Such parties include the Trust’s service providers (e.g., the Fund’s Investment Adviser, custodian, fund accountants and independent accountants, legal counsel, proxy voting services and pricing services), who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality by agreement or by law, including a duty to not trade on the non-public information.

The Trust has the following ongoing arrangements to make available information about the Trust’s portfolio investments. Third party service providers are described in greater detail under the heading “Other Service Providers” in this SAI.

●	The Adviser has access to the Fund’s complete portfolio holdings on a daily basis to manage the Fund’s portfolio and vote proxies of the Fund.

●	The Trust’s custodian, Huntington National Bank, legal counsel, Sullivan & Worcester LLP, and pricing service, ICE Data Services, may receive confirmation of portfolio activity within one business day of a trade.

●	The Trust may provide its independent registered public accounting firm, Tait, Weller & Baker LLP, complete year-end portfolio holdings within one week of the Trust’s year-end.

●	Lastly, the Trust may disclose portfolio holdings information on a monthly or quarterly basis to several rating and ranking organizations on the condition that such information will be used only in connection with developing a rating, ranking or research product for the Fund. The Trust may provide its complete month-end portfolio holdings to Morningstar and Lipper within fifteen days of month-end, and the Trust may provide its complete quarter-end portfolio holdings to Standard and Poor’s and Thomson Financial within fifteen days of quarter-end.

The Trust’s policy provides a process for approving the addition of a new service provider or rating, ranking and research organization as an authorized recipient of the Trust’s non-public portfolio holdings. The Trust may determine to add a recipient under the policy only if it is determined by the Trust’s Chief Executive Officer, Chief Financial Officer or Chief Compliance Officer that the standards under the Trust’s policy have been met prior to such disclosure. According to Trust policy, no disclosure of portfolio holdings is made unless it is determined that such disclosure is in the best interests of the Trust and any applicable Fund, and there are no conflicts of interest that would prevent such disclosure.

In no event does the Trust or the Adviser receive any direct or indirect compensation or other consideration from any third party in connection with the disclosure of information concerning the Fund’s portfolio holdings. The Trust’s Chief Compliance Officer will report any material violations of these policies to the Board at its next regularly scheduled meeting. It is a violation of the Amended and Restated Code of Ethics of the Trust and the Adviser for any covered person to release non-public information concerning the Trust portfolio holdings to any party other except in the normal course of his or her duties on behalf of the Trust.

Disclosure of each Fund’s complete portfolio holdings is required to be made within sixty days of the end of each fiscal quarter: (i) in the Annual Report and Semi-Annual Report to shareholders; and (ii) in the quarterly holdings reports filed on Form N-Q. These reports are available, free of charge, on the SEC’s Electronic Data Gathering and Retrieval (“EDGAR”) database on its website at http://www.sec.gov.

Proxy Voting Policies. The Trust is required to disclose information concerning the Fund’s proxy voting policies and procedures to shareholders. The Board has delegated to the Adviser responsibility for decisions regarding proxy voting for securities held by the Fund. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix C. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Fund’s proxy voting record for the most recent 12 month period ended June 30 is available (1) without charge, upon request by calling Yorktown Funds at (800) 544-6060 and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISER AND ADVISORY AGREEMENT

Yorktown Management & Research Company, Inc., the Adviser, located at 2303 Yorktown Avenue, Lynchburg, VA 24501, provides investment advisory and administrative services for the Fund pursuant to Investment Advisory and Administrative Services Agreements (“Advisory Agreements”) with the Trust. The Adviser is controlled, as a result of stock ownership, by David D. Basten. Mr. Basten is a Trustee and officer of the Trust.

The Advisory Agreement provides that, subject to overall supervision by the Board, the Adviser shall act as investment adviser and shall manage the investment and reinvestment of the assets of the Fund, obtain and evaluate pertinent economic data relative to the investment policies of the Fund, place orders for the purchase and sale of securities on behalf of the Fund, and report to the Board periodically to enable them to determine that the investment policies of the Fund and all other provisions of its Advisory Agreement are being properly observed and implemented. Under the terms of the Advisory Agreement, the Adviser is further obligated to cover basic administrative and operating expenses including, but not limited to, office space and equipment, executive and clerical personnel, telephone and communications services and to furnish supplies, stationery and postage relating to the Adviser’s obligations under the Advisory Agreement.

The Advisory Agreement provides that it will remain in effect and may be renewed from year to year with respect to the Fund, provided that such renewal is specifically approved at least annually by the vote of a majority of the outstanding voting securities of the Fund, or by the Board, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any such party (by vote cast in person at a meeting called for that purpose). Any approval of the Advisory Agreement or the renewal thereof shall be effective to continue the Advisory Agreement notwithstanding that (a) the Advisory Agreement or the renewal thereof has not been approved by any other Fund of the Trust or (b) the Advisory Agreement or renewal has not been approved by the vote of a majority of the outstanding voting securities of the Trust as a whole.

The Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Agreement may be terminated without penalty, by the Board or by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, on 60 days’ written notice to the Adviser or by the Adviser on 60 days’ written notice to the Trust. The Advisory Agreement may not be terminated by the Adviser unless another investment advisory agreement has been approved by the Fund in accordance with the 1940 Act. The Advisory Agreement terminates automatically upon assignment (as defined in the 1940 Act).

Advisory Fees Paid to the Adviser. Under the Advisory Agreements, the Advisor receives a fee, calculated daily and payable monthly, for each Fund as follows:

Name of Fund	Investment Advisory Fee
Yorktown Treasury Advanced Total Return Fund	0.40%

Pursuant to the terms of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for a Fund. The services furnished by the Adviser under each Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

In addition to the advisory fees, the Trust and the Fund are obligated to pay certain expenses that are not assumed by the Adviser or the Distributor. These expenses include, among others, securities registration fees, compensation for non-interested Trustees, interest expense, taxes, brokerage fees, commissions and sales loads, custodian charges, accounting fees, transfer agency fees, certain distribution expenses pursuant to a plan of distribution adopted in the manner prescribed under Rule 12b-1 under the 1940 Act, if any, legal expenses, insurance expenses, association membership dues and the expense of reports to the shareholders, shareholders’ meetings and proxy solicitations. The Trust and the Fund are also liable for nonrecurring expenses as may arise, including litigation to which the Trust or the Fund may be a party.

ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGERS

Mr. David D. Basten, Mr. David M. Basten, Mrs. Brentz East, Mr. John P. Tener, and Mr. Barry D. Weiss have served as the portfolio managers to the Fund since commencement of the Fund’s operations. The table below provides information as of January 31, 2020, regarding other accounts, in addition to the Fund, for which Messrs. Basten, Mrs. East, Mr. Tener, and Mr. Weiss have day-to-day management responsibilities.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts*	Total Assets
David D. Basten	5	$1,312,174,667	0	$0.00	5	$6,000,000
David M. Basten	5	$1,312,174,667	0	$0.00	0	$0.00
Brentz East	3	$105,828,730	0	$0.00	0	$0.00
John P. Tener	3	$1,231,337,375	0	$0.00	0	$0.00
Barry D. Weiss	3	$1,231,337,375	0	$0.00	0	$0.00

*	None of the other accounts managed by the portfolio managers are subject to a performance-based advisory fee.

Conflicts of Interest. Mr. David D. Basten manages certain personal and family accounts for which he receives no compensation for his services in such capacity. The management of “other accounts” may give rise to potential conflicts of interest in connection with the management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, Mr. Basten is subject to the Adviser’s Code of Ethics, which seeks to address potential conflicts of interest that may arise in connection with management of personal accounts, including family accounts.

Compensation. Mr. David D. Basten is a Portfolio Manager, the President and a Director of the Adviser. Mr. David M. Basten is a Portfolio Manager of the Adviser and is Director of Marketing. Mrs. East is a Portfolio Manager of the Adviser and is a Securities Analyst. Messrs. Tener and Weiss are Portfolio Managers of the Adviser and Securities Analysts. Messrs. Basten, Mrs. East, and Messrs. Tener and Weiss each have an ownership interest in the Adviser and, therefore, receive a portion of its profits. Messrs. Basten, Mrs. East, and Messrs. Tener and Weiss are each also paid a fixed base salary and are eligible to receive employee benefits, including, but not limited to, health care and other insurance benefits and participation in the Adviser’s qualified retirement plan.

Ownership of Securities by Portfolio Managers. The Fund is required to show the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. Because the Fund is new, as of the date of this SAI, the Portfolio Managers do not beneficially own shares of the Fund.

OTHER SERVICE PROVIDERS

Custodian. Pursuant to a Custodian Agreement with the Trust, Huntington National Bank (the “Custodian”), 7 Easton Oval, Columbus, Ohio 43219, acts as the custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

Accounting and Pricing Services. Pursuant to a Master Services Agreement dated July 31, 2017 with the Trust, Ultimus Fund Solutions, LLC provides the Trust with fund accounting, financial administration, and fund administration services. The accounting services agent of the Funds, maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Funds’ business. For its services under the Accounting Agreement, Yorktown received an annual base fee per Fund of $30,000 ($2,500 per month) for one class of shares. For each additional class of shares the annual base fee is increased by $5,000. In addition to a base fee, Yorktown received an asset based annualized fee (that is computed daily and paid monthly) of 0.010% of the average daily net assets of the Trust up to $500 million and 0.005% of the average daily net assets of the Trust in excess of $500 million. Pursuant to the Accounting Agreement, the Funds also reimbursed Yorktown for out-of-pocket expenses, including but not limited to the costs of the daily securities price quotation services and the required performance reporting services utilized by the Funds. Yorktown is controlled, as a result of stock ownership, by David D. Basten. Mr. Basten is a Trustee, portfolio manager, and officer of the Trust.

Transfer Agent. Pursuant to a Transfer Agent Agreement with the Trust, Ultimus Asset Services, LLC (formerly Huntington Asset Services, Inc.) (the “Transfer Agent”) acts as the Trust’s transfer and dividend disbursing agent. The Transfer Agent is located at 9465 Counselors Row, Suite 200, Indianapolis, Indiana 46240. The Transfer Agent provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. The Transfer Agent is responsible for processing orders and payments for share purchases. The Transfer Agent mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. The Transfer Agent disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders.

Distributor. Ultimus Fund Distributors, LLC., located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio, 45246, serves as the principal underwriter and national distributor for the shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”). The Distributor is registered as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). The offering of the Funds’ shares is continuous.

Independent Registered Public Accounting Firm. The Trust’s independent registered public accounting firm, Tait, Weller & Baker LLP, audits the Funds’ annual financial statements, assists in the preparation of certain reports to the SEC, and prepares the Funds’ tax returns. Tait, Weller & Baker LLP is located at Two Liberty Place, 50 S. 16th Street, Suite 2900, Philadelphia, PA 19102.

DISTRIBUTION OF FUND SHARES

The Distributor acts as distributor of shares of the Fund under the Distribution Agreement, which requires the Distributor to use its best efforts to sell shares of the Fund. Shares of the Fund are offered continuously. As compensation for its services rendered to the Fund, the Adviser pays the Distributor a monthly fee based on the daily average net assets of the Funds. As distributor of Fund shares, the Distributor may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of the Fund’s shares or the servicing and maintenance of shareholder accounts, including compensation to employees of the Distributor; compensation to and expenses, including overhead and telephone and other communication expenses, of the Distributor and selected dealers who engage in or support the distribution of shares or who service shareholder accounts; the costs of printing and distributing prospectuses, statements of additional information, and reports for other than existing shareholders; the costs of preparing, printing and distributing sales literature and advertising materials; and internal costs incurred by the Distributor and allocated by the Distributor to its efforts to distribute shares of the funds, such as office rent, employee salaries, employee bonuses and other overhead expenses.

The Distributor also may pay certain banks, fiduciaries, custodians for public funds, investment advisers and broker-dealers a fee for administrative services in connection with the distribution of Fund shares. Such fees would be based on the average net asset value represented by shares of the Distributor’s customers invested in the Fund. This fee is in addition to any commissions these entities may receive from the Distributor out of the fees it receives pursuant to a distribution plan, and, if paid, will be reimbursed by the Adviser and not the Fund.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a similar arrangement with a Fund and/or its affiliates. These additional payments may be made to Financial Intermediaries to compensate them for the costs associated with making shares of the Fund available to its customers or registered representatives, including costs for providing the Fund with “shelf space” and/or placing the Fund on a preferred or recommended fund list.

The Adviser and/or its affiliates may also make payments from their own resources to Financial Intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by Financial Intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

PORTFOLIO TRANSACTIONS

Subject to policies established by the Board, the Adviser is responsible for the execution of the Fund’s portfolio transactions and the allocation of brokerage transactions. In effecting portfolio transactions, the Adviser seeks to obtain the best net results for the Fund. This determination involves a number of considerations, including the economic effect on the Fund (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Adviser in determining the overall reasonableness of brokerage commissions paid. Purchases from underwriters include an underwriting commission or concession and purchases from dealers serving as market makers include the spread between the bid and asked price. Where transactions are made in the over-the-counter market, the Fund will deal with the primary market makers unless more favorable prices are obtainable elsewhere.

A factor in the selection of brokers to execute the Funds’ portfolio transactions is the receipt of research, analysis, advice and similar services. To the extent that research services of value are provided by brokers with or through whom the Adviser places the Funds’ portfolio transactions, the Adviser may be relieved of expenses that it might otherwise bear. Research services furnished by brokers through which a Fund effects securities transactions may be used by the Adviser in advising other Funds, and, conversely, research services furnished to the Adviser by brokers in connection with other Funds the Adviser advises may be used by the Adviser in advising a Fund. Research and other services provided by brokers to the Adviser or the Funds is in addition to, and not in lieu of, services required to be performed by the Adviser under its Advisory Agreement.

The Fund reserves the right to pay brokerage commissions to brokers affiliated with the Trust or with affiliated persons of such persons. Any such commissions will comply with applicable securities laws and regulations. In no instance, however, will portfolio securities be purchased from or sold to the Adviser or any other affiliated person.

The Trust expects that purchases and sales of money market instruments will usually be principal transactions, and purchases and sales of other debt securities may be principal transactions. Thus, the Fund will normally not pay brokerage commissions in connection with those transactions. Money market instruments are generally purchased directly from the issuer, an underwriter or market maker for the securities and other debt securities may be purchased in a similar manner. Purchases from underwriters include an underwriting commission or concession and purchases from dealers serving as market makers include the spread between the bid and asked price. Where transactions are made in the over-the-counter market, the Fund will deal with the primary market makers unless more favorable prices are obtainable elsewhere.

Investment decisions for each Fund in the Trust are made independently of each other in light of differing considerations. However, the same investment decision may occasionally be made for more than one Fund. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the Funds as to amount according to a formula deemed equitable to the Funds. While in some cases this practice could have a detrimental effect upon the price or quantity of the security as far as a Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to a Fund.

The policy of the Trust with respect to brokerage is reviewed by the Board from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

Portfolio Turnover. The portfolio turnover rate may vary greatly from year to year for the Fund and will not be a limiting factor when the Adviser deems portfolio changes appropriate. Variations in turnover rate from year to year may be due to market conditions, fluctuating volume of shareholder purchases and redemptions or changes in the Adviser’s investment outlook. The annual portfolio turnover rate is calculated by dividing the lesser of a Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the Fund during the year.

CAPITAL STOCK AND DIVIDENDS

The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value of separate series and separate classes. Shares of the Fund, when issued, are fully paid, non-assessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidation rights and non-cumulative voting rights. The shares of each series of the Trust will be voted separately except when an aggregate vote of all series is required by the 1940 Act.

Each series or class of the Trust shall have such preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as the Board may determine in a written instrument.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in their discretion. When issued for payment as described in the prospectuses, shares will be fully paid and non-assessable. Each class of shares in the Fund bear pro-rata the same expenses and are entitled equally to the Fund’s dividends and distributions except as follows. Each class will bear the expenses of any distribution and/or service plans applicable to such class. In addition, each class may incur differing transfer agency fees and may have different sales charges. Standardized performance quotations are computed separately for each class of shares. The differences in expenses paid by the respective classes will affect their performances.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate, and not by series or class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects the interest of shareholders of a particular series or class. Shares of the Funds do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any person to the Board. Shares will be maintained in open accounts on the books of the Transfer Agent.

Upon the Trust’s liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the applicable Fund at its net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Trust will confirm all account activity, and transactions made as a result of the Automatic Investment Plan.

Rule 18f-3 Plan. The Board has adopted a Rule 18f-3 Multiple Class Plan on behalf of the Trust for the benefit of each of its series. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of a Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the prospectuses, shares of a particular class of a Fund may be exchanged for shares of the same class of another Fund.

PRICING AND ADDITIONAL PURCHASE AND EXCHANGE INFORMATION

Determining Net Asset Value. The Fund determines its net asset value per share (“NAV”) as of the close of regular trading (generally, 4:00 p.m., eastern time) on the NYSE on each business day, which is defined as each Monday through Friday when the NYSE is open. Currently, the NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

NAV is computed by adding the total value of a Fund’s investments and other assets (including dividends accrued but not yet collected) attributable to a Fund’s particular share Class, subtracting any liabilities (including accrued expenses) attributable to a Fund’s particular share Class, and then dividing by the total number of the applicable class’ shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of a Fund, the NAV of the different classes may vary.

Foreign security prices are expressed in their local currency and translated into U.S. dollars at current exchange rates. Any changes in the value of forward contracts due to exchange rate fluctuations are included in the determination of net asset value. Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. When events materially affecting the value of such securities or exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

For more information on calculation of NAV, see “Determining Net Asset Value” in the Fund’s prospectuses.

Purchase and Exchange of Shares. When shares of the Fund are initially purchased, an account is automatically established for the shareholder. Any shares of the Fund subsequently purchased or received as a distribution are credited directly to the shareholder’s account. No share certificates are issued. Shareholders will receive at least 60 days notice of any termination or material modification of the exchange privilege described in the applicable prospectus, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the Fund temporarily delays or ceases the sale of its shares because it is unable to invest amounts effectively in accordance with the Fund’s investment objective, policies and restrictions.

Telephone Transactions. Shareholders may initiate three types of transactions by telephone: telephone exchanges; telephone redemptions by wire; and telephone redemptions by check. Once a telephone transaction request has been placed, it cannot be revoked. The telephone redemptions by wire privilege must be elected by you when you fill out your initial application or you may select that option later by completing the appropriate form(s) that is available from Shareholder Services. The telephone exchange privilege and telephone redemptions by check privilege are available to shareholders of the funds automatically, unless declined in the application or in writing.

The Fund will employ reasonable procedures to confirm that instructions received by telephone (including instructions with respect to changes in addresses) are genuine, such as requesting personal identification information that appears on an account application and recording the telephone conversation. A shareholder will bear the risk of loss due to unauthorized or fraudulent instructions regarding his or her account, although the Fund may be liable if reasonable procedures are not employed.

Undeliverable Mail. If the U.S. Postal Service cannot deliver a check representing the payment of a distribution to a shareholder, or if any such check remains uncashed for six months, the check(s) will be reinvested in shares of the distributing fund at their then-current NAV per share and all future distributions to that shareholder will be reinvested in fund shares.

TAXATION

Taxation of the Fund – General

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the “Code”) and regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund is treated as a separate corporation for federal income tax purposes and intends to continue to qualify for treatment as a RIC. By doing so, it will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, plus the excess of net short-term capital gain over net long-term capital loss) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), including distributions thereof it receives from an underlying fund, that it distributes to its shareholders.

To continue to qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (which includes dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies and net income derived from interests in qualified publicly traded partnerships (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities, and (b) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (“Diversification Requirements”).

If the Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (taxable as ordinary income, except, for individual shareholders, the part thereof that is “qualified dividend income,” which would be taxable at the rate for net long-term capital gain – currently, a maximum of 15%) to the extent of the Fund’s earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

The Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Taxation of Shareholders

Dividends and other distributions a Fund declares in December generally are taxable to its shareholders as though received on December 31 if paid to them during the following January. Accordingly, those distributions will be taxed to the shareholders for the taxable year in which that December 31 falls.

As noted in the prospectuses, certain dividends from the Fund’s investment company taxable income (i.e., “qualified dividend income”), whether paid in cash or reinvested in additional Fund shares, are taxed to individual shareholders at the 20% maximum rate applicable to net long-term capital gain. A portion of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations.

Redemptions and exchanges of the Fund’s shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. If a shareholder purchases Fund shares within thirty days before or after redeeming other shares of that Fund at a loss, the wash sale rule will apply. If shares are purchased shortly before the record date for any dividend or capital gain distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Qualified Retirement Plans. An investment in Fund shares may be appropriate for individual retirement accounts (including “Roth IRAs”), tax-deferred annuity plans under section 403(b) of the Code, self-employed individual retirement plans (commonly referred to as “Keogh plans”), simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans (including section 401(k) plans). Dividends and capital gain distributions received on Fund shares held by any of these accounts or plans are automatically reinvested in additional Fund shares, and taxation thereof is deferred until distributed by the account or plan. Investors who are considering establishing such an account or plan may wish to consult their attorneys or other tax advisers with respect to individual tax questions. The option of investing in these accounts or plans through regular payroll deductions may be arranged with the Distributor and the employer.

Taxation of Particular Investments

Zero Coupon and Payment-In-Kind Securities. The Fund may acquire zero coupon securities or other securities issued with original issue discount (“OID”), such as “stripped” U.S. Treasury securities. As a holder of those securities, the Fund must include in its income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, it must include in its gross income securities it receives as “interest” on payment-in-kind securities. Because each underlying fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from its cash assets or from the proceeds of sales of portfolio securities, if necessary. It may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

COST BASIS

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Trust has chosen the average cost method as its standing (default) cost basis method for all shareholders. Under this method, the Fund will average the cost of all shares held by a shareholder for tax reporting purposes. Each shareholder has the option to elect a different cost basis method by notifying the Fund in writing. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

OTHER INFORMATION

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust states that no shareholder as such shall be subject to any personal liability whatsoever to any person in connection with Trust property or the acts, omissions, obligations or affairs of the Trust. It also states that every written obligation, contract, instrument, certificate, share, other security of the Trust or undertaking made or issued by the Trustees may recite, in substance, that the same is executed or made by them not individually, but as Trustees under the Declaration of Trust, and that the obligations of the Trust under any such instrument are not binding upon any of the Trust’s Trustees or shareholders individually, but bind only the Trust estate, and may contain any further recital which they or he may deem applicable, but the omission of such recital shall not operate to bind the Trustees or shareholders individually.

The Declaration of Trust further provides that the Trust shall indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of his being or having been a shareholder, and shall reimburse such shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.

The prospectuses relating to the Funds and this SAI do not contain all the information included in the Trust’s registration statement filed with the SEC under the Securities Act of 1933 and the 1940 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. or by visiting the SEC’s web site at http://www.sec.gov.

Statements contained in the prospectuses and this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contracts or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

The Fund recently commenced operations and, as a result, there are no financial statements available.

APPENDIX A: DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

DESCRIPTION OF MOODY’S SHORT-TERM DEBT RATINGS

Prime-1. Issuers (or supporting institutions) rated Prime-1 (“P-1”) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2. Issuers (or supporting institutions) rated Prime-2 (“P-2”) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

DESCRIPTION OF MOODY’S LONG-TERM DEBT RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa. Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca. Bonds which are rated Ca are present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C. Bonds which are rated C are the lowest rate Class D of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Note: Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates amid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P CORPORATE DEBT RATINGS

AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating; CC. The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C. The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are in jeopardy.

APPENDIX B: HEDGING STRATEGIES

GENERAL DESCRIPTION OF HEDGING STRATEGIES

The Adviser may engage in a variety of strategies (“Hedging Strategies”) involving the use of certain financial instruments, including options, futures contracts (sometimes referred to as “futures”) and options on futures contracts to attempt to hedge a Fund’s portfolio. The Adviser may also hedge currency risks associated with these Funds’ investments in foreign securities through the use of forwarding foreign currency contracts. An underlying fund may also engage in Hedging Strategies.

Hedging Strategies are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Hedging Strategies on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest. Hedging Strategies on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

The use of Hedging Strategies is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (“CFTC”) and various state regulatory authorities. In addition, the Funds’ ability to use Hedging Strategies will be limited by tax considerations.

SPECIAL RISKS OF HEDGING STRATEGIES

The use of Hedging Strategies involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow:

(1) Successful use of most Hedging Strategies depends upon the Adviser’s ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular hedging strategy adopted will succeed.

(2) There might be imperfect correlation, or even no correlation, between price movements of a Hedging Strategy and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which hedging instruments are traded. The effectiveness of Hedging Strategies on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

(3) Hedging Strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, Hedging Strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Adviser projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

(4) A Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in hedging instruments involving obligations to third parties (i.e., hedging instruments other than purchased options). If the Fund were unable to close out its positions in such hedging instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the opposite party to the transaction to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

COVER FOR HEDGING STRATEGIES

The Funds will not use Hedging Strategies for speculative purposes or for purposes of leverage, although an underlying fund may do so. Hedging Strategies, other than purchased options, expose the Funds to an obligation to another party. The Funds will not enter into any such transactions unless they own either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash, receivables and short-term debt securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for Hedging Strategies and will set aside cash or liquid assets in a segregated account with their custodian in the prescribed amount.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to cover segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

OPTIONS ACTIVITIES

Each Fund, either directly or through an underlying fund, may write (i.e., sell) call options (“calls”) if the calls are “covered” throughout the life of the option. A call is “covered” if the fund owns the optioned securities. When a fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at anytime during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the fund will forego any gain from an increase in the market price of the underlying security over the exercise price. Each Fund also is authorized to write covered call options, but has no intention of doing so during the current fiscal year.

Each Fund, either directly or through an underlying fund, may purchase a call on securities only to effect a “closing transaction,” which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the fund on which it wishes to terminate its obligation. If the fund is unable to effect a closing transaction, it will not be able to sell the underlying security until the call previously written by the fund expires (or until the call is exercised and the fund delivers the underlying security).

Each Fund, either directly or through an underlying fund, may also may write and purchase put options (“puts”). When a fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the fund at the exercise price at any time during the option period. When a fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. An underlying fund also may purchase stock index puts, which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is designed to protect against a decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exercised or sold, it will become worthless on its expiration date.

A fund’s option positions may be closed out only on an exchange that provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at any given time for any particular option. In this regard, trading in options on certain securities (such as U.S. Government securities) is relatively new, so that it is impossible to predict to what extent liquid markets will develop or continue. Closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although the funds will enter into OTC options with dealers that agree to enter into, and that are expected to be capable of entering into, closing transactions with the fund, there can be no assurance that the fund would be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the contra-party, the fund may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, which would result in the fund having to exercise those options that it has purchased in order to realize any profit. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to the fund. For example, because the fund must maintain a covered position with respect to any call option it writes on a security or stock index, the fund may not sell the underlying security or invest any cash, U.S. Government securities or short-term debt securities used to cover the option during the period it is obligated under such option. This requirement may impair the fund’s ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

An underlying fund’s custodian, or a securities depository acting for it, generally acts as escrow agent as to the securities on which the fund has written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they cannot be sold by the fund.

In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation (“OCC”) has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

In view of the risks involved in using the options strategies described above, each Fund that engages directly in options activities has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified without shareholder vote:

(1) a Fund will write only covered options and each such option will remain covered so long as the Fund is obligated under the option;

(2) a Fund will not write call or put options having aggregate exercise prices greater than 25% of its net assets; and

(3) a Fund may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options held by the Funds, does not exceed 5% of the Fund’s total assets.

The Funds’ activities in the option markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the Funds also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of or as a result of market movements.

FUTURES CONTRACTS

A Fund or an underlying fund may enter into futures contracts for the purchase or sale of debt securities and stock indexes. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated “contract markets” that, through their clearing corporation, guarantee performance of the contracts.

Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of debt securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if an underlying fund holds long-term U.S. Government securities and it anticipates a rise in long-term interest rates (and therefore a decline in the value of those securities), it could, in lieu of disposing of those securities, enter into futures contracts for the sale of similar long-term securities. If rates thereafter increase and the value of the fund’s portfolio securities thus declines, the value of the fund’s futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of debt securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if an underlying fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize.

A stock index futures contract may be used to hedge an underlying fund’s portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the contract is based.

There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position that is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the fund than if it had not entered into futures contracts on debt securities or stock indexes.

In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Funds would continue to be required to make variation margin deposits.

As is the case with options, the Funds’ activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, the Funds also may save on commissions by using futures contracts as a hedge rather than buying or selling individual securities in anticipation of or as a result of market movements.

In view of the risks involved in using the futures strategies that are described above, each of these Funds has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified without shareholder vote.

(1) a Fund will not purchase or sell futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund’s existing futures positions and related options and premiums paid for related options would exceed 5% of the Fund’s total assets; and

(2) futures contracts and related options will not be purchased if immediately thereafter more than 30% of the Fund’s total assets would be so invested.

OPTIONS ON FUTURES CONTRACTS

A Fund or an underlying fund may purchase and write (sell) put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. A fund may purchase put options on futures contracts in lieu of, and for the same purpose as, a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases “protective puts” on securities.

Each Fund, either directly or indirectly through an underlying fund, also may purchase put options on interest rate and stock index futures contracts. As with options on securities, the holder of an option on a futures contract may terminate its position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. An underlying fund is required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those applicable to futures contracts described above and, in addition, net option premiums received will be included as initial margin deposits.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There can be no certainty that liquid secondary markets for all options on futures contracts will develop. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to an underlying fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the fund when the use of a futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

FORWARD AND FOREIGN CURRENCY CONTRACTS

A Fund or an underlying fund may use forward or foreign currency contracts to protect against uncertainty in the level of future foreign currency exchange rates. The Funds will not speculate with forward currency contracts or foreign currency exchange rates.

A Fund or an underlying fund may enter into forward currency contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or the Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds or anticipates purchasing, the Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit commensurately any potential gain that might result should the value of such currency increase during the contract period.

A Fund or an underlying fund may hedge by using forward currency contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund’s exposure to foreign currencies that the Adviser believes may rise in value relative to the U.S. dollar or to shift the Fund’s exposure to foreign currency fluctuations from one country to another. For example, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. This investment practice generally is referred to as “cross-hedging” when another foreign currency is used.

The precise matching of the forward amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if the market value of the security exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The Fund may enter into forward contracts or maintain a net exposure on such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency or (2) the Fund maintains cash, U.S. Government securities or liquid, high-grade debt securities in a segregated account in an amount not less than the value of the Fund’s total assets committed to the consummation of the contract which value must be marked to market daily. Under normal circumstances, consideration of the prospect for currency parties will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served. At or before the maturity date of a forward contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

APPENDIX C: PROXY VOTING

RESPONSIBILITY TO VOTE PROXIES

The Adviser shall be responsible for voting the proxies of securities held in client accounts for whom the Adviser exercises discretionary authority.

RESPONSIBLE PERSON

The Chief Compliance Officer shall be responsible for voting proxies.

WRITTEN PROXY VOTING POLICIES AND PROCEDURES

The Adviser has adopted written Proxy Voting Policies and Procedures. A copy of these Procedures shall be given to all clients for whom the Adviser votes proxies, at the time the client engages the Adviser, and not later than thirty days after any amendment, or alteration to the Policies and Procedures is adopted.

REPORTING OF PROXY VOTES

The Adviser shall ensure that all proxy votes on behalf of the Funds are filed via EDGAR filing within the time periods required under applicable law.

AUTHORITY TO ENGAGE THIRD PARTY PROXY VOTING SERVICES

The Adviser may engage third party service providers to vote client proxies and provide reports to clients.

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Declaration of Trust of American Pension Investors Trust (the “Trust” or the “Registrant”) dated January 23, 1985 is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0000898432-96-000418 on September 30, 1996.

(a)(2)	Amendment dated February 18, 1997 to the Registrant’s Declaration of Trust dated January 23, 1985 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0000898432-97-000240 on April 16, 1997.

(a)(3)	Amended and Restated Certificate of Designation, dated July 24, 2009, is incorporated by reference to Exhibit 99a-3 of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001398344-10-000821 on June 9, 2010.

(a)(4)	Amended and Restated Certificate of Designation, dated May 24, 2012, is incorporated by reference to Exhibit 99-a(4) of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001193125-12-252136 on May 30, 2012.

(a)(5)	Amended and Restated Certificate of Designation, dated April 22, 2016, is incorporated herein by reference to Exhibit 99(a)(5) of Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001193125-16-569695 on April 29, 2016.

(b)(1)	By-Laws of the Registrant are incorporated herein by reference to Exhibit (2)(a) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0000898432-96-000418 on September 30, 1996.

(b)(2)	Amendment dated September 16, 1988 to the Registrant’s By-Laws is incorporated herein by reference to Exhibit (2)(b) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0000898432-96-000418 on September 30, 1996.

(c)	Instrument defining the rights of holders of the Registrant’s shares of beneficial interest is incorporated herein by reference to Exhibit (4) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0000898432-96-000418 on September 30, 1996.

(d)(1)	Investment Advisory Agreement dated August 18, 2017, between the Registrant and Yorktown Management & Research Company, Inc. on behalf of each of its series portfolios is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001398344-18-004924 on March 30, 2018.

(d)(2)	Sub-Investment Advisory Agreement, dated April 29, 2016 between Yorktown Management & Research Company, Inc. and Sapphire Star Capital, LLC, relating to the Yorktown Small Cap Fund, is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001398344-18-004924 on March 30, 2018.

(d)(3)	Sub-Investment Advisory Agreement, dated February 9, 2017 between Yorktown Management & Research Company, Inc. and Poplar Forest Capital, LLC, relating to the Yorktown Mid Cap Fund, is incorporated herein by reference to Exhibit 99(d)(8) of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001193125-17-189306 on May 31, 2017.

(e)(1)	Distribution Agreement dated January 1, 2016, between the Registrant and Unified Financial Securities, LLC is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001398344-18-004924 on March 30, 2018.

(e)(2)	Form of Dealer Agreement with Unified Financial Securities, LLC is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0000898432-04-000576 on June 30, 2004.

(e)(3)	Amendment dated March 31, 2016 to Distribution Agreement dated June 7, 2004 between the Registrant and Unified Financial Securities, LLC, relating to the Yorktown Small Cap Fund and the Yorktown Mid Cap Fund, is incorporated herein by reference to Exhibit 99(e)(3) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001193125-16-473239 on February 22, 2016.

(f)	Not Applicable.

(g)	Custody Agreement dated February 1, 2013 between the Registrant and The Huntington National Bank is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001398344-18-004924 on March 30, 2018.

(h)(1)	Mutual Fund Services Agreement dated February 12, 2016, between the Registrant and Ultimus Asset Services, Inc. regarding Transfer Agency Services is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001398344-18-004924 on March 30, 2018.

(h)(2)	Master Services Agreement, dated July 17, 2017, between Registrant and Ultimus Fund Solutions, LLC regarding Fund Accounting and Administration services is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001398344-18-004924 on March 30, 2018.

(i)	Opinion and Consent of Counsel, Sullivan & Worcester LLP- is incorporated herein by reference to Exhibit 99(i) of Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001193125-16-569695 on April 29, 2016.

(i)(2)	Opinion and Consent of Counsel, Sullivan & Worcester LLP, dated April 20, 2018 is incorporated herein by reference to Exhibit 99(i) of Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001398344-18-008269 on May 30, 2018.

(i)(3)	Opinion and Consent of Counsel, Sullivan & Worcester LLP, dated September 8, 2020 filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm, Tait, Weller & Baker LLP to be filed by subsequent amendment.

(k)	Not Applicable.

(l)	Contribution Agreement dated March 12, 1985 between the Registrant and American Pension Investors, Inc. is incorporated herein by reference to Exhibit (13) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0000898432-96-000418 on September 30, 1996.

(m)(1)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 dated March 28, 2018 and Appendix A thereto is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001398344-18-004924 on March 30, 2018.

(m)(2)	Plan of Distribution Pursuant to Rule 12b-1 dated March 31, 2016 relating to the Yorktown Small Cap Fund and the Yorktown Mid Cap Fund is incorporated herein by reference to Exhibit 99(m)(3) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001193125-16-473239 on February 22, 2016.

(n)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 dated February 8, 2016 and Amended and Restated Schedule A thereto is incorporated herein by reference to Exhibit 99(n) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001193125-16-473239 on February 22, 2016.

(o)	Reserved.

(p)	Code of Ethics revised as of April 1, 2015 for the Registrant and Yorktown Management & Research Company, Inc. is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001398344-20-011746 on May 20, 2020.

(p)(1)	Code of Ethics of Sapphire Star Capital LLC is incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001398344-20-011746 on May 29, 2020.

(p)(2)	Code of Ethics of Ultimus Fund Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001398344-20-011746 on May 29, 2020.

Item 29. Persons Controlled By or Under Common Control with Registrant

None.

Item 30. Indemnification

Section 5.1 of Article V of the Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust as such shall be subject to any personal liability whatsoever to any person in connection with Trust Property or the affairs of the Trust, save only that to which they would be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties, or by reason of their reckless disregard of their obligations and duties with respect to such person; and all persons shall look solely to the Trust Property for satisfaction of claims of any nature arising directly or indirectly in connection with the affairs of the Trust. Section 5.1 also provides that if any Trustee, officer, employee or agent, as such, of the Trust is made party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability.

Section 5.2 of Article V of the Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of Trust), except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Paragraph (a) of Article VI of the By-Laws indemnifies Trustees or officers of the Trust against losses sustained in a legal action by virtue of such person’s position with the Trust. Such person must have been acting in good faith and in a manner which the person reasonably believed to be in, or not opposed to, the best interests of the Trust, and in the case of a criminal proceeding, not unlawful.

The provisions of paragraph (a) do not cover losses sustained in actions brought by or on behalf of the Trust. The provisions of paragraph (b) are similar to those of paragraph (a) but cover losses sustained in actions brought by or in the right of the Trust itself. The required standard of conduct is the same, except that no indemnification may be made if the indemnitee is adjudged liable of negligence or misconduct unless a court determines the indemnitee is entitled to indemnification.

Paragraph (c) of Article VI allows a Trustee or officer to be indemnified against expenses actually and reasonably incurred without a determination as to the standard of conduct required in paragraphs (a) and (b) if the indemnitee is successful on the merits of an action. Paragraph (d) provides that if such a determination is necessary, it must be made either by a majority vote of Trustees who were disinterested and not parties to the action or by independent legal counsel.

Paragraph (e) of Article VI provides that expenses in defending an action may be paid in advance if the prospective indemnitee undertakes to repay the expenses if he or she is not found to be entitled to indemnification. A majority of disinterested, non-party Trustees or independent legal counsel must determine that there is reason to believe that the prospective indemnitee ultimately will be found entitled to indemnification before such payment may be made.

Paragraph (f) of Article VI provides that agents and employees of the Trust who are not Trustees or officers may be indemnified under the above-mentioned standards at the discretion of the Board.

Paragraph (g) of Article VI provides that indemnification pursuant to that Article is not exclusive of other rights, continues as to a person who has ceased to be a Trustee or officer and inures to heirs, executors and administrators of such a Person.

Paragraph (h) of Article VI provides that “nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such Person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.”

Paragraph (i) of Article VI provides that the Trust may purchase insurance for any persons against liability but that “insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any Person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.”

Paragraph 9 of the Investment Advisory and Administrative Services Agreement (the “Agreement”) dated December 28, 1990, provides that except as may be determined by applicable legal standards, Yorktown Management & Research Company, Inc. (the “Adviser”) shall have no liability to the Trust, or its shareholders or creditors, for any error in business judgment, or for any loss arising out of any investment, or for any other act or omission in performance of its obligations to the Trust pursuant to the Agreement except (1) for actions and omissions constituting violations of the Investment Company Act of 1940, as amended (the “1940 Act”), the Securities Act of 1933, as amended (the “1933 Act”) or other federal securities laws, (2) in circumstances where the Adviser has failed to conform to reasonable business standards, and (3) by reason of its willful misfeasance, bad faith or reckless disregard of its duties and obligations.

Paragraph 9 of the Investment Advisory and Administrative Services Agreements dated September 30, 1992 and May 31, 1997, respectively, provides that the Adviser not be liable for any error of judgment or mistake of law, for any loss arising out of any investment, or in any event whatsoever, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the security holders of the Trust to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder, or by reason of reckless disregard of its obligations and duties hereunder. No provision of this Agreement shall be construed to protect any Trustee or officer of the Trust, or Investors, from liability in violation of Section 17(h), 17(i), or 36(b) of the 1940 Act.

Paragraph 9 of the Distribution Agreement dated June 7, 2004 between Unified Financial Services, Inc. (the “Distributor”) provides that the Distributor agrees to indemnify and hold harmless the Trust and each person who has been, is, or may hereafter be a trustee, director, officer, employee, shareholder or control person of the Trust against any loss, damage or expense (including the reasonable costs of investigation) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of the Distributor or any agent or employee of the Distributor or any other person for whose acts the Distributor is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust. The Distributor likewise agrees to indemnify and hold harmless the Trust and each such person in connection with any claim or in connection with any action, suit or proceeding which arises out of or is alleged to arise out of the Distributor’s failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares. The term “expenses” for purposes of this and the next paragraph includes amounts paid in satisfaction of judgments or in settlements which are made with the Distributor’s consent. The foregoing rights of indemnification shall be in addition to any other rights to which the Trust or each such person may be entitled as a matter of law.

The Registrant undertakes to carry out all indemnification provisions of its Declaration of Trust, By-Laws, and the above-described contracts in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act may be provided to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

Information regarding the officers and directors of the Trust’s investment adviser, Yorktown Management & Research Company, Inc., is included in its current Form ADV filed with the SEC (Registration number 801-23441) and is incorporated herein by reference.

Item 32. Principal Underwriters

a.	Unified Financial Securities, Inc. (“UFSI”) is underwriter and distributor for the Registrant’s shares. As such, UFSI is obligated to offer shares of the Funds only upon orders received therefor. The Fund continuously offers shares. UFSI serves as underwriter or distributor for other investment companies.

b.	The information required by this Item 32(b) with respect to each director, officer or partner of UFSI is incorporated herein by reference to Schedule A of Form BD, filed by UFSI with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

c.	Not Applicable.

Item 33. Location of Accounts and Records

With the exceptions noted below, Yorktown Management and Research Company, Inc., 2303 Yorktown Avenue, Lynchburg, Virginia 24501, maintains the books, accounts and records required to be maintained pursuant to Section 31(a) of the 1940 Act and the rules promulgated thereunder.

With the exceptions noted below, Unified Financial Securities, Inc., 9465 Counselors Row, Suite 200, Indianapolis, Indiana 46240, maintains the books, accounts and records required to be maintained pursuant to Rule 31(a)-1(d) under the 1940 Act.

Ultimus Asset Services, LLC, 9465 Counselors Row, Suite 200, Indianapolis, Indiana 46240, maintains the books, records and accounts required to be maintained pursuant to Rule 31a-1(b)(2)(iv) under the 1940 Act.

Drake Compliance, LLC, 422 Fleming Street, Suite 7, Key West, FL 3040, maintains certain records of the Trust required to be maintained pursuant to Rule 38a-1 under the 1940 Act.

Item 34. Management Services

None.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 85 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lynchburg, Commonwealth of Virginia on the 8th day of September, 2020.

AMERICAN PENSION INVESTORS TRUST

/s/ David D. Basten
David D. Basten, President

Pursuant to the requirements of the Securities Act, this Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David D. Basten	Trustee and President (Principal Executive Officer)	September 8, 2020
David D. Basten

/s/ David M. Basten	Trustee	September 8, 2020
David M. Basten

/s/ Mark A. Borel	Trustee	September 8, 2020
* Mark A. Borel

/s/ Stephen B. Cox	Trustee	September 8, 2020
* Stephen B. Cox

/s/ G. Edgar Dawson III	Trustee	September 8, 2020
* G. Edgar Dawson III

/s/ Wayne C. Johnson	Trustee	September 8, 2020
* Wayne C. Johnson

/s/ Charles D. Foster	Chief Financial Officer	September 8, 2020
Charles D. Foster

*By:	/s/ David D. Basten
David D. Basten

Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001193125-06-197971 on September 27, 2006.

EXHIBIT INDEX

(i)(3) Opinion and Consent of Counsel, Sullivan & Worcester LLP, dated September 8, 2020 filed herewith.